Cash, Cash Equivalents and Current Marketable Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Cash	$ 3,032	$ 2,709
Government securities and obligations	15,323	27,017
Corporate debt securities	622	489
Money market funds	1,406	1,590
Time deposits	706	456
Total cash, cash equivalents and current marketable securities	$ 21,089	$ 32,261